Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 64,330	¥ 65,431
Accumulated amortization	(55,715)	(54,966)
Net carrying amount	8,615	10,465
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	63,331	64,381
Accumulated amortization	(55,342)	(54,686)
Net carrying amount	7,989	9,695
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	999	1,050
Accumulated amortization	(373)	(280)
Net carrying amount	¥ 626	¥ 770